BASIS OF PREPARATION (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Apr. 02, 2023	Jan. 01, 2023	Jan. 02, 2022
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 81,447	$ 3,900	$ 77,958	$ 92,447
Lease liabilities	$ 98,061	$ 15,500	93,990
Cumulative Effect, Period of Adoption, Adjustment
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets			11,100
Lease liabilities			$ 11,100